SP 500 2x Strategy Fund Average Annual Total Returns - Class H [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Class H
Prospectus [Line Items]
Average Annual Return, Percent		24.91%	19.94%	21.57%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.56%	18.78%	20.55%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	15.71%	18.14%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.